Events Occurring after the Reporting Period - Additional Information (Details) ¥ in Millions, $ in Millions, € in Billions		12 Months Ended
	Mar. 28, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 29, 2021 EUR (€)	Jan. 15, 2021 CNY (¥)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payments for repurchase of shares | ¥		¥ 134
Shares Repurchase Program
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payments for repurchase of shares | $	$ 50
Maximum repurchase amount | $	$ 1,000
Lazy Audio | Major business combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration | ¥				¥ 2,700
Investment on equity interest				100.00%
UMG | Investments
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Additional investment on equity interest percentage			10.00%
Equity interest percentage held by consortium			20.00%
Equity interests of acquiree | €			€ 30
Percentage of equity interests of aquiree share capital			100.00%
TME | Investments
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investment on equity interest			9.94%